Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value		$ 10,449	$ 10,488
Senior notes [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[1]	6,500	5,750
Notes Payable, Fair Value Disclosure	[1]	7,095	6,669
Senior notes [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[2]	1,971	1,971
Notes Payable, Fair Value Disclosure	[2]	2,227	2,387
Credit facilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, Carrying Value	[3]	1,978	2,767
Lines of Credit, Fair Value Disclosure	[3]	$ 1,978	$ 2,767

[1]	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
[2]	The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.
[3]	The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.